Consolidated Statements of Changes in Partners' Capital (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Limited Partner [Member]
Distributions declared and paid	$ 0.40	$ 0.90	$ 1.26
Preferred Partner [Member]
Distributions declared and paid			$ 0.42